Shareholders' equity - Movement in number of ordinary shares (Details) - $ / shares	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Ordinary shares
Shareholders' equity
Par value	$ 0
Number of votes per ordinary shares	1
Reconciliation of movement in number of ordinary shares
Number of shares outstanding at beginning of period	3,434,796,711	3,394,364,279
Dividend reinvestment plan	55,132,062	21,242,667
Conversion of Westpac Convertible Preference Shares		19,189,765
Number of shares outstanding at end of period	3,489,928,773	3,434,796,711	3,394,364,279
Dividend reinvestment plan - price per share for current year interim dividend	$ 27.36	$ 28.11
Dividend reinvestment plan - price per share for prior year final dividend		$ 25.82	$ 31.62
Conversion of Westpac Convertible Preference Shares - conversion Per Share	$ 29.49
Parent Entity
Reconciliation of movement in number of ordinary shares
Number of shares outstanding at beginning of period	3,434,796,711	3,394,364,279
Dividend reinvestment plan	55,132,062	21,242,667
Conversion of Westpac Convertible Preference Shares		19,189,765
Number of shares outstanding at end of period	3,489,928,773	3,434,796,711	3,394,364,279